Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables by Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade Accounts And Notes Receivable [Line Items]
Trade accounts and notes receivables net - current portion	$ 358.8	$ 293.8	$ 619.7
Trade accounts and notes receivables net - non-current portion	3.1	6.9	0.7
Recoverable costs and accrued profit, not billed	160.7	134.1	192.1
Total accounts and notes receivables	522.6	434.8	812.5
Gross [member]
Disclosure Of Trade Accounts And Notes Receivable [Line Items]
Trade accounts and notes receivables net - current portion	391.9	330.9	662.0
Trade accounts and notes receivables net - non-current portion	3.1	6.9	0.7
Allowance for doubtful accounts [member]
Disclosure Of Trade Accounts And Notes Receivable [Line Items]
Trade accounts and notes receivables net - current portion	$ (33.1)	$ (37.1)	$ (42.3)